DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the “Company”) design and develop the POET Optical Interposer and Photonic Integrated Circuits for the data centre, tele-communications and artificial intelligence markets. The Company’s head office is located at 120 Eglinton Avenue East, Suite 1107, Toronto, Ontario, Canada M4P 1E2. These condensed unaudited consolidated financial statements of the Company were approved by the Board of Directors of the Company on November 14, 2023.

As at September 30, 2023, the Company has accumulated losses of $(208,820,011) and working capital of $3,284,450. During the nine months ended September 30, 2023, the Company had negative cash flows from operations of $12,486,310. The Company has prepared a cash flow forecast which indicates that it does not have sufficient cash to meet its minimum expenditure commitments and therefore needs to raise additional funds to continue as a going concern. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

To address the future funding requirements, management has undertaken the following initiatives:

1.	Initiated an at-the-market (“ATM”) equity offering program to raise capital by selling shares directly to the public in the open market. The Canadian only ATM was terminated on August 5, 2023 while the United States-only ATM program was temporarily suspended in September 2023.
2.	Raised gross proceeds of $983,194 from the sale of shares through the ATM.
3.	Established a strict budgetary process with a focus on maintaining an appropriate level of corporate overhead in line with the Company’s available cash resources.

Although the Company has been successful in obtaining equity and similar financings in the past, there is no assurance that it will be able do so in the future. The Company does however, have a reasonable expectation that it will be able to manage its finances in order to continue its operations.